Shareholders' Equity - Common Stock and Treasury Stock Period Activity (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option and incentive plans, net	(6,079)		(51,252)		(146)
Acquisition of Treasury stock	282,036
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	1,397,578		869,381		864,777
Stock option and incentive plans, net	11,027		37,018		4,604
Contribution to pension plans, stock	16,645	[1]
ACS Acquisitions			489,802	[2]
Acquisition of Treasury stock	0
Cancellation of Treasury stock	(72,435)
common stock, other	34		1,377
Balance	1,352,849		1,397,578		869,381
Treasury Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	0		0		0
Stock option and incentive plans, net	0		0		0
Contribution to pension plans, stock	0	[1]
ACS Acquisitions			0	[2]
Acquisition of Treasury stock	87,943
Cancellation of Treasury stock	(72,435)
common stock, other	0		0
Balance	15,508		0		0

[1]	(2)Refer to Note 14 - Employee Benefits Plans for additional information.
[2]	(1)Refer to Note 3 - Acquisitions for additional information.